Fair value of financial instruments	3 Months Ended
Jan. 31, 2021
Text Block [Abstract]
Fair value of financial instruments

Note 3 Fair value of financial instruments
Carrying value and fair value of financial instruments
The following tables provide a comparison of the carrying value
s
and fair values for financial instruments classified or designated as fair value through profit or loss (FVTPL) and fair value through other comprehensive income (FVOCI).
Embedded derivatives are presented on a combined basis with the host contracts. Refer to Note 2 and Note 3 of our audited 2020 Annual Consolidated Financial Statements for a description of the valuation techniques and inputs used in the fair value measurement of our financial instruments. There have been no significant changes to our determination of fair value during the quarter.

	As at January 31, 2021
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$18,440	$–	$–	$15,291	$15,291	$33,731	$33,731
Securities
Trading	137,867	10,156	–	–	–	–	148,023	148,023
Investment, net of applicable allowance	–	–	76,248	529	62,682	63,457	139,459	140,234
	137,867	10,156	76,248	529	62,682	63,457	287,482	288,257
Assets purchased under reverse repurchase agreements and securities borrowed	253,348	–	–	–	57,685	57,686	311,033	311,034
Loans, net of applicable allowance
Retail	–	255	260	–	461,051	469,144	461,566	469,659
Wholesale	8,055	2,339	817	–	199,786	202,128	210,997	213,339
	8,055	2,594	1,077	–	660,837	671,272	672,563	682,998
Other
Derivatives	110,917	–	–	–	–	–	110,917	110,917
Other assets (1)	3,680	–	–	–	57,655	57,655	61,335	61,335
Financial liabilities
Deposits
Personal	$182	$16,845			$331,277	$330,624	$348,304	$347,651
Business and government (2)	445	127,946			531,673	533,825	660,064	662,216
Bank (3)	–	13,765			32,464	32,466	46,229	46,231
	627	158,556			895,414	896,915	1,054,597	1,056,098
Other
Obligations related to securities sold short	32,569	–			–	–	32,569	32,569
Obligations related to assets sold under repurchase agreements and securities loaned	–	250,747			24,160	24,160	274,907	274,907
Derivatives	106,071	–			–	–	106,071	106,071
Other liabilities (4)	35	109			67,016	67,041	67,160	67,185
Subordinated debentures	–	–			9,186	9,475	9,186	9,475

	As at October 31, 2020
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$21,603	$–	$–	$17,410	$17,410	$39,013	$39,013
Securities
Trading	126,027	10,044	–	–	–	–	136,071	136,071
Investment, net of applicable allowance	–	–	81,395	525	57,823	58,627	139,743	140,547
	126,027	10,044	81,395	525	57,823	58,627	275,814	276,618
Assets purchased under reverse repurchase agreements and securities borrowed	264,394	–	–	–	48,621	48,621	313,015	313,015
Loans, net of applicable allowance
Retail	–	253	260	–	454,429	462,884	454,942	463,397
Wholesale	6,197	2,363	744	–	196,746	198,753	206,050	208,057
	6,197	2,616	1,004	–	651,175	661,637	660,992	671,454
Other
Derivatives	113,488	–	–	–	–	–	113,488	113,488
Other assets (1)	3,414	–	–	–	57,065	57,065	60,479	60,479
Financial liabilities
Deposits
Personal	$104	$17,096			$325,852	$324,804	$343,052	$342,004
Business and government (2)	389	107,466			516,456	518,501	624,311	626,356
Bank (3)	–	18,015			26,507	26,518	44,522	44,533
	493	142,577			868,815	869,823	1,011,885	1,012,893
Other
Obligations related to securities sold short	29,285	–			–	–	29,285	29,285
Obligations related to assets sold under repurchase agreements and securities loaned	–	255,922			18,309	18,309	274,231	274,231
Derivatives	109,927	–			–	–	109,927	109,927
Other liabilities (4)	80	86			65,712	65,719	65,878	65,885
Subordinated debentures	–	–			9,867	10,071	9,867	10,071

(1)	Includes Customers’ liability under acceptances and financial instruments recognized in Other assets.
(2)	Business and government deposits include deposits from regulated deposit-taking institutions other than banks.
(3)	Bank deposits refer to deposits from regulated banks and central banks.
(4)	Includes Acceptances and financial instruments recognized in Other liabilities.

Financial assets designated as fair value through profit or loss
For our financial assets designated as FVTPL, we measure the change in fair value attributable to changes in credit risk as the difference between the total change in the fair value of the instrument during the period and the change in fair value calculated using the appropriate risk-free yield curves. For the three months ended January 31, 2021, a gain
of $462 million

was attributable to changes in credit risk for positions still held and there were no significant changes in the extent to which credit derivatives or similar instruments mitigate the maximum exposure to credit risk.

Fair value of assets and liabilities measured at fair value on a recurring basis and classified using the fair value hierarchy

	As at
	January 31, 2021						October 31, 2020
	Fair value measurements using			Netting adjustments			Fair value measurements using			Netting adjustments
(Millions of Canadian dollars)	Level 1	Level 2	Level 3			Fair value	Level 1	Level 2	Level 3			Fair value
Financial assets
Interest-bearing deposits with banks	$–	$18,440	$–	$		$18,440	$–	$21,603	$–	$		$21,603
Securities
Trading
Debt issued or guaranteed by:
Canadian government (1)
Federal	8,176	2,707	–			10,883	12,773	3,012	–			15,785
Provincial and municipal	–	12,179	–			12,179	–	11,562	–			11,562
U.S. state, municipal and agencies (1)	594	39,321	39			39,954	1,508	35,029	44			36,581
Other OECD government (2)	3,653	2,982	–			6,635	3,085	3,380	–			6,465
Mortgage-backed securities (1)	–	78	–			78	–	39	–			39
Asset-backed securities						–
Non-CDO securities (3)	–	401	2			403	–	526	2			528
Corporate debt and other debt	–	24,556	36			24,592	–	21,464	30			21,494
Equities	49,353	2,614	1,332			53,299	39,795	2,561	1,261			43,617
	61,776	84,838	1,409			148,023	57,161	77,573	1,337			136,071
Investment
Debt issued or guaranteed by:
Canadian government (1)
Federal	865	1,933	–			2,798	647	1,894	–			2,541
Provincial and municipal	–	2,785	–			2,785	–	3,233	–			3,233
U.S. state, municipal and agencies (1)	58	35,465	–			35,523	160	38,364	–			38,524
Other OECD government	–	6,263	–			6,263	–	7,345	–			7,345
Mortgage-backed securities (1)	–	2,140	21			2,161	–	2,343	27			2,370
Asset-backed securities
CDO	–	6,883	–			6,883	–	7,414	–			7,414
Non-CDO securities	–	759	–			759	–	854	–			854
Corporate debt and other debt	–	18,922	154			19,076	–	18,954	160			19,114
Equities	46	147	336			529	38	152	335			525
	969	75,297	511			76,777	845	80,553	522			81,920
Assets purchased under reverse repurchase agreements and securities borrowed	–	253,348	–			253,348	–	264,394	–			264,394
Loans	–	10,613	1,113			11,726	–	8,747	1,070			9,817
Other
Derivatives
Interest rate contracts	–	46,829	386			47,215	1	53,720	501			54,222
Foreign exchange contracts	–	46,696	75			46,771	–	39,246	57			39,303
Credit derivatives	–	468	–			468	–	463	–			463
Other contracts	2,484	15,591	39			18,114	4,458	16,767	36			21,261
Valuation adjustments	–	(872)	8			(864)	–	(1,112)	8			(1,104)
Total gross derivatives	2,484	108,712	508			111,704	4,459	109,084	602			114,145
Netting adjustments					(787)	(787)					(657)	(657)
Total derivatives						110,917						113,488
Other assets	1,399	2,272	9			3,680	1,154	2,207	53			3,414
	$66,628	$553,520	$3,550		$(787)	$622,911	$63,619	$564,161	$3,584		$(657)	$630,707
Financial liabilities
Deposits
Personal	$–	$16,858	$169	$		$17,027	$–	$17,061	$139	$		$17,200
Business and government	–	128,391	–			128,391	–	107,855	–			107,855
Bank	–	13,765	–			13,765	–	18,015	–			18,015
Other
Obligations related to securities sold short	13,279	19,290	–			32,569	12,484	16,801	–			29,285
Obligations related to assets sold under repurchase agreements and securities loaned	–	250,747	–			250,747	–	255,922	–			255,922
Derivatives
Interest rate contracts	–	40,349	1,029			41,378	–	46,723	1,089			47,812
Foreign exchange contracts	–	44,189	33			44,222	–	38,210	35			38,245
Credit derivatives	–	586	–			586	–	531	–			531
Other contracts	3,111	17,400	139			20,650	5,734	18,041	337			24,112
Valuation adjustments	–	50	(28)			22	–	(84)	(32)			(116)
Total gross derivatives	3,111	102,574	1,173			106,858	5,734	103,421	1,429			110,584
Netting adjustments					(787)	(787)					(657)	(657)
Total derivatives						106,071						109,927
Other liabilities	130	1	13			144	118	10	38			166
	$16,520	$531,626	$1,355		$(787)	$548,714	$18,336	$519,085	$1,606		$(657)	$538,370

(1)
As at January 31, 2021, residential and commercial mortgage-backed securities (MBS) included in all fair value levels of trading securities were
$
16,622 million
and
$nil
 (October 31, 2020

– $20,520 million and $nil),
respectively, and in all fair value levels of Investment securities were
$
8,446
 million
 and $
1
,
957
 million
(October 31, 2020 – $9,487 million and $2,137 million), respectively.
(2)	OECD stands for Organisation for Economic Co-operation and Development.
(3)	CDO stands for collateralized debt obligations.

Fair value measurements using significant unobservable inputs (Level 3 Instruments)
A financial instrument is classified as Level 3 in the fair value hierarchy if one or more of its unobservable inputs may significantly affect the measurement of its fair value. In preparing the financial statements, appropriate levels for these unobservable input parameters are chosen so that they are consistent with prevailing market evidence or management judgment. Due to the unobservable nature of the prices or rates, there may be uncertainty about the valuation of these Level 3 financial instruments.
During the three months ended January 31, 2021, there were no significant changes made to the valuation techniques and ranges and weighted averages of unobservable inputs used in the determination of fair value of Level 3 financial instruments. As at January 31, 2021, the impacts of adjusting one or more of the unobservable inputs by reasonably possible alternative assumptions did not change significantly from the impacts disclosed in our 2020 Annual Consolidated Financial Statements.
Changes in fair value measurement for instruments measured on a recurring basis and categorized in Level 3

	For the three months ended January 31, 2021
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$44	$–	$(1)	$–	$(4)	$–	$–	$39	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	30	–	–	3	–	14	(11)	36	–
Equities	1,261	18	(33)	109	(23)	–	–	1,332	25
	1,337	18	(34)	112	(27)	14	(11)	1,409	25
Investment
Mortgage-backed securities	27	–	(6)	–	–	–	–	21	n.a.
Corporate debt and other debt	160	–	(7)	–	1	–	–	154	n.a.
Equities	335	–	(1)	–	2	–	–	336	n.a.
	522	–	(14)	–	3	–	–	511	n.a.
Loans	1,070	(5)	7	82	3	16	(60)	1,113	18
Other
Net derivative balances (3)
Interest rate contracts	(588)	1	(1)	(3)	(39)	(3)	(10)	(643)	2
Foreign exchange contracts	22	13	3	5	(6)	1	4	42	10
Other contracts	(301)	(11)	11	(17)	47	8	163	(100)	13
Valuation adjustments	40	–	–	–	(4)	–	–	36	–
Other assets	53	(39)	(2)	–	(3)	–	–	9	(39)
	$2,155	$(23)	$(30)	$179	$(26)	$36	$86	$2,377	$29
Liabilities
Deposits	$(139)	$(29)	$3	$(45)	$13	$(72)	$100	$(169)	$(25)
Other
Other liabilities	(38)	22	1	–	2	–	–	(13)	22
	$(177)	$(7)	$4	$(45)	$15	$(72)	$100	$(182)	$(3)

	For the three months ended January 31, 2020
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$58	$–	$–	$–	$(3)	$–	$–	$55	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	21	(1)	–	–	(1)	–	–	19	(1)
Equities	1,219	(27)	4	71	(28)	–	(3)	1,236	(9)
	1,300	(28)	4	71	(32)	–	(3)	1,312	(10)
Investment
Mortgage-backed securities	27	–	–	–	–	–	–	27	n.a.
Corporate debt and other debt	153	–	5	–	–	–	–	158	n.a.
Equities	294	–	–	–	(1)	–	–	293	n.a.
	474	–	5	–	(1)	–	–	478	n.a.
Loans	680	26	–	318	(9)	8	(28)	995	28
Other
Net derivative balances (3)
Interest rate contracts	(585)	4	–	(36)	1	–	6	(610)	4
Foreign exchange contracts	21	1	–	11	–	(5)	(3)	25	(1)
Other contracts	(195)	(15)	1	(2)	8	(10)	58	(155)	(8)
Valuation adjustments	22	–	–	–	(6)	–	–	16	–
Other assets	77	7	–	–	(4)	–	–	80	7
	$1,794	$(5)	$10	$362	$(43)	$(7)	$30	$2,141	$20
Liabilities
Deposits	$(156)	$(1)	$–	$(174)	$10	$(16)	$69	$(268)	$3
Other
Other liabilities	(60)	(4)	–	3	2	–	–	(59)	(4)
	$(216)	$(5)	$–	$(171)	$12	$(16)	$69	$(327)	$(1)

(1)
 These amounts include the foreign currency translation gains or losses arising on consolidation of foreign subsidiaries relating to the Level 3 instruments, where applicable. The unrealized losses on Investment securities recognized in OCI were $3 million for the three months ended January 31, 2021 (January 31, 2020 – gains of
$4 million), excluding the translation gains or losses arising on consolidation.
(2)	Other includes amortization of premiums or discounts recognized in net income.
(3)	Net derivatives as at January 31, 2021 included derivative assets of $ 508 million (January 31, 2020 – $529 million) and derivative liabilities of $ 1,173 million (January 31, 2020 – $1,253 million).
n.a.	not applicable
Transfers between fair value hierarchy levels for instruments carried at fair value on a recurring basis
Transfers between Level 1 and Level 2, and transfers into and out of Level 3 are assumed to occur at the end of the period. For an asset or a liability that transfers into Level 3 during the period, the entire change in fair value for the period is excluded from the Gains (losses) included in earnings for positions still held column of the above reconciliation, whereas for transfers out of Level 3 during the period, the entire change in fair value for the period is included in the same column of the above reconciliation.
Transfers between Level 1 and 2 are dependent on whether fair value is obtained on the basis of quoted market prices in active markets (Level 1).
During the three months ended January 31, 2021, transfers out of Level 1 to Level 2 included Obligations related to securities sold short of $138 million.
During the three months ended January 31, 2021 there were no significant transfers out of Level 2 to Level 1.
Transfers between Level 2 and Level 3 are primarily due to either a change in the market observability for an input, or a change in an unobservable input’s significance to a financial instrument’s fair value.
During the three months ended January 31, 2021 there were no significant transfers out of Level 2 to Level 3.
During the three months ended January 31, 2021, transfers out of Level 3 to Level 2 include:
•
$163 million of Other contracts, comprised of  $199
million of derivative related liabilities, due to changes in the significance of the unobservable inputs and changes in market observability of inputs, and $36 million of derivative related assets, due to changes in the market observability of inputs
.

•	$100 million of Personal deposits, due to changes in the significance of unobservable inputs.

Net interest income from financial instruments
Interest and dividend income arising from financial assets and financial liabilities and the associated costs of funding are reported in Net interest income.

	For the three months ended
(Millions of Canadian dollars)	January 31 2021	January 31 2020
Interest and dividend income (1), (2)
Financial instruments measured at fair value through profit or loss	$1,172	$2,985
Financial instruments measured at fair value through other comprehensive income	102	309
Financial instruments measured at amortized cost	5,962	6,944
	7,236	10,238
Interest expense (1)
Financial instruments measured at fair value through profit or loss	737	2,360
Financial instruments measured at amortized cost	1,464	2,657
	2,201	5,017
Net interest income	$5,035	$5,221

(1)	Excludes the following amounts related to our insurance operations and included in Insurance premiums, investment and fee income in the Interim Consolidated Statements of Income. For the three months ended January 31, 2021,
Interest and dividend income of
$149
million
(January 31, 2020 – $132 million), and Interest expense of $1 million
(January 31, 2020 – $2 million).
(2)	Includes dividend income for the three months ended January 31, 2021 of $608 million

(January 31, 2020 – $608 million), which is presented in Interest and dividend income in the Interim Consolidated Statements of Income.